Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.8%
		Basic Materials: 6.3%
350,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$325,581	0.1
1,050,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	935,793	0.2
975,000	(1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	963,631	0.2
750,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	743,167	0.2
1,325,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,152,882	0.2
1,000,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,013,830	0.2
1,225,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,135,544	0.2
1,150,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,156,273	0.2
1,225,000	(1),(2)	Diamond BC BV, 4.625%, 10/01/2029	1,101,777	0.2
1,100,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,153,405	0.2
2,175,000	(1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	2,117,352	0.5
1,150,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,165,812	0.3
1,600,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,491,680	0.3
1,600,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,602,008	0.3
1,650,000	(1),(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,537,099	0.3
1,375,000	(1)	Novelis Corp., 3.875%, 08/15/2031	1,259,906	0.3
350,000	(1)	Novelis Corp., 4.750%, 01/30/2030	340,455	0.1
1,225,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,209,357	0.3
1,525,000		Olin Corp., 5.000%, 02/01/2030	1,512,960	0.3
750,000		Olin Corp., 5.125%, 09/15/2027	748,568	0.2
1,275,000	(1)	PMHC II, Inc., 9.000%, 02/15/2030	1,123,645	0.2
1,700,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,608,540	0.3
1,600,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,649,800	0.4
1,250,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	1,155,800	0.2
1,550,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	1,453,055	0.3
750,000	(1),(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	603,829	0.1
			30,261,749	6.3

		Communications: 15.8%
1,200,000	(1)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,105,068	0.2
1,800,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,556,073	0.3
1,700,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	1,527,688	0.3
1,225,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,264,433	0.3
1,525,000		AMC Networks, Inc., 4.250%, 02/15/2029	1,425,112	0.3
1,650,000	(1),(2)	Audacy Capital Corp., 6.500%, 05/01/2027	1,551,379	0.3
1,650,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,569,381	0.3
1,475,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,283,250	0.3
2,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,832,200	0.4
1,075,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,065,766	0.2
1,775,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,779,970	0.4
975,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	974,054	0.2
825,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	830,251	0.2
575,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	545,267	0.1
325,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	282,964	0.1
675,000	(1)	CommScope, Inc., 4.750%, 09/01/2029	622,606	0.1
1,375,000	(1),(2)	CommScope, Inc., 7.125%, 07/01/2028	1,243,687	0.3
2,100,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,139,259	0.4
1,650,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,382,155	0.3
575,000		CSC Holdings LLC, 5.250%, 06/01/2024	576,725	0.1
2,975,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,652,882	0.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
450,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	$442,962	0.1
2,375,000	(1)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	2,339,553	0.5
1,750,000		DISH DBS Corp., 5.125%, 06/01/2029	1,492,575	0.3
500,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	477,187	0.1
775,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	734,797	0.1
960,000	(2)	DISH DBS Corp., 7.375%, 07/01/2028	910,680	0.2
1,150,000		Embarq Corp., 7.995%, 06/01/2036	1,109,934	0.2
325,000	(1)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	312,398	0.1
450,000	(1),(2)	Frontier Communications Holdings LLC, 6.000%, 01/15/2030	416,851	0.1
920,000	(1)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	884,470	0.2
1,400,000	(1)	GCI LLC, 4.750%, 10/15/2028	1,369,424	0.3
1,625,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,555,937	0.3
1,675,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,739,287	0.4
500,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	495,260	0.1
1,800,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	1,863,360	0.4
1,200,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,160,148	0.2
900,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	861,030	0.2
1,440,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,481,242	0.3
1,415,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,340,224	0.3
379,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	360,456	0.1
1,150,000		Netflix, Inc., 5.875%, 11/15/2028	1,270,520	0.3
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,246,770	0.3
950,000	(4)	Paramount Global, 6.250%, 02/28/2057	959,524	0.2
1,875,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,776,563	0.4
225,000	(1)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	209,370	0.0
450,000	(1)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	431,496	0.1
1,475,000	(1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,478,245	0.3
635,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	567,372	0.1
860,000	(1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	745,947	0.2
1,000,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	999,310	0.2
1,300,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,308,086	0.3
2,500,000		Sprint Corp., 7.125%, 06/15/2024	2,684,500	0.6
675,000		Sprint Corp., 7.625%, 03/01/2026	762,622	0.2
1,275,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,204,493	0.2
825,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	777,084	0.2
950,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	909,625	0.2
475,000	(1)	Univision Communications, Inc., 4.500%, 05/01/2029	452,770	0.1
2,175,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,280,846	0.5
1,100,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	1,105,814	0.2
1,250,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,222,919	0.2
250,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	246,704	0.0
625,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	600,791	0.1
1,150,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,080,669	0.2
2,100,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,020,001	0.4
1,200,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,132,794	0.2
			76,032,780	15.8

		Consumer, Cyclical: 22.6%
1,175,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,061,483	0.2
1,600,000	(1)	Academy Ltd., 6.000%, 11/15/2027	1,640,000	0.3
1,475,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,476,409	0.3
1,575,000	(1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,501,692	0.3
1,825,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	1,778,380	0.4
325,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	295,311	0.1
1,400,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,430,254	0.3
886,864		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	819,437	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,625,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	$2,397,846	0.5
2,150,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,144,894	0.4
1,525,000	(1)	Arko Corp., 5.125%, 11/15/2029	1,390,564	0.3
760,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	731,652	0.2
300,000	(1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	279,744	0.1
750,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	708,787	0.1
1,850,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,887,823	0.4
162,000	(1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	185,101	0.0
300,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	272,598	0.1
1,675,000	(1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,568,219	0.3
1,300,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,343,836	0.3
575,000	(1)	Carnival Corp., 6.000%, 05/01/2029	542,610	0.1
1,825,000	(1)	Carnival Corp., 7.625%, 03/01/2026	1,839,052	0.4
700,000	(1)	Carnival Corp., 9.875%, 08/01/2027	774,879	0.2
1,325,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,339,860	0.3
1,100,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	988,510	0.2
1,225,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,283,181	0.3
1,025,000	(1)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	867,985	0.2
350,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	380,485	0.1
1,925,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,773,377	0.4
1,000,000	(1),(2)	Foot Locker, Inc., 4.000%, 10/01/2029	876,960	0.2
1,600,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,490,016	0.3
250,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	226,252	0.0
1,100,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,076,559	0.2
1,300,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,300,260	0.3
1,150,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,158,855	0.2
1,350,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,389,973	0.3
1,400,000	(1),(2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,262,716	0.3
1,250,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	1,091,313	0.2
850,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	886,146	0.2
1,300,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,269,840	0.3
1,575,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,532,499	0.3
1,300,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,219,276	0.3
1,650,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,560,438	0.3
1,250,000	(1)	LGI Homes, Inc, 4.000%, 07/15/2029	1,098,806	0.2
375,000	(1)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	376,410	0.1
1,600,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,544,048	0.3
400,000		M/I Homes, Inc., 3.950%, 02/15/2030	352,708	0.1
1,050,000		M/I Homes, Inc., 4.950%, 02/01/2028	991,751	0.2
575,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	491,326	0.1
275,000	(1),(2)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	271,609	0.1
850,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	840,506	0.2
825,000		Mattel, Inc., 5.450%, 11/01/2041	879,978	0.2
1,200,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,023,000	0.2
975,000		Meritage Homes Corp., 5.125%, 06/06/2027	986,700	0.2
1,700,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	1,707,480	0.4
300,000		MGM Resorts International, 5.500%, 04/15/2027	303,518	0.1
425,000		MGM Resorts International, 6.000%, 03/15/2023	435,143	0.1
1,300,000	(1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,201,057	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
925,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	$919,156	0.2
250,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	254,471	0.1
1,170,000	(1)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,182,431	0.2
875,000	(1)	NCL Finance Ltd., 6.125%, 03/15/2028	813,203	0.2
1,000,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	896,300	0.2
900,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	893,579	0.2
2,000,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,067,440	0.4
1,044,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,062,776	0.2
1,625,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,483,804	0.3
2,850,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,742,427	0.6
355,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	370,057	0.1
704,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	774,344	0.2
1,475,000	(1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,455,825	0.3
875,000	(1)	Scientific Games International, Inc., 7.000%, 05/15/2028	908,469	0.2
625,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	650,781	0.1
600,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	631,800	0.1
1,300,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,218,100	0.3
1,575,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,459,033	0.3
1,525,000	(1)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,374,414	0.3
1,875,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,909,406	0.4
550,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	509,836	0.1
1,300,000	(1),(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,200,830	0.2
2,300,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	2,049,381	0.4
1,775,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	1,686,623	0.3
1,375,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,388,750	0.3
1,200,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,174,758	0.2
1,225,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,052,251	0.2
1,225,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,221,478	0.3
450,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	443,250	0.1
1,175,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	1,118,864	0.2
1,400,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,401,330	0.3
1,800,000	(1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,623,375	0.3
2,000,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,826,820	0.4
550,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	612,158	0.1
1,500,000	(1),(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	1,317,270	0.3
1,200,000	(1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,138,554	0.2
600,000	(1),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	590,211	0.1
1,150,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,168,423	0.2
675,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	658,895	0.1
1,450,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,289,485	0.3
210,000	(1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	202,368	0.0
			108,291,838	22.6

		Consumer, Non-cyclical: 14.7%
1,375,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,383,594	0.3
1,350,000	(1)	ACCO Brands Corp., 4.250%, 03/15/2029	1,249,087	0.3
1,745,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,622,937	0.3
1,125,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,016,662	0.2
475,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	463,422	0.1
1,200,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,198,140	0.2
600,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	530,100	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
665,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	$673,778	0.1
1,900,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,966,120	0.4
1,600,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,523,336	0.3
1,335,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,300,564	0.3
775,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	721,246	0.1
520,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	480,194	0.1
1,950,000	(1),(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,946,685	0.4
425,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	407,513	0.1
1,450,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	1,141,360	0.2
950,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	852,031	0.2
1,150,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,175,875	0.2
750,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	759,697	0.2
425,000		Centene Corp., 2.625%, 08/01/2031	378,938	0.1
1,750,000		Centene Corp., 4.625%, 12/15/2029	1,767,220	0.4
1,400,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,357,223	0.3
450,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	415,964	0.1
1,225,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,186,363	0.2
575,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	544,174	0.1
350,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	336,437	0.1
850,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	866,753	0.2
1,850,000	(1)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,820,178	0.4
1,735,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,639,410	0.3
1,350,000	(1)	CPI Acquisition, Inc., 8.625%, 03/15/2026	1,315,521	0.3
475,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	416,207	0.1
875,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	818,300	0.2
497,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	282,669	0.1
275,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	241,587	0.1
1,050,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,080,376	0.2
2,275,000		HCA, Inc., 5.375%, 02/01/2025	2,369,970	0.5
475,000		HCA, Inc., 5.625%, 09/01/2028	514,299	0.1
900,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	873,086	0.2
1,148,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,220,513	0.3
895,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	866,539	0.2
500,000	(1),(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	473,444	0.1
1,135,000	(1)	Mozart Debt Merger Sub, Inc., 3.875%, 04/01/2029	1,051,322	0.2
1,150,000	(1),(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	1,070,593	0.2
1,050,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	950,030	0.2
1,475,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,451,017	0.3
850,000		New Albertsons L.P., 7.450%, 08/01/2029	910,333	0.2
800,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	800,772	0.2
1,150,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,154,077	0.2
1,300,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,256,255	0.3
700,000	(1)	Owens & Minor, Inc., 6.625%, 04/01/2030	721,308	0.1
875,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	817,968	0.2
1,325,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	1,281,209	0.3
775,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	699,128	0.1
1,550,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,523,945	0.3
1,675,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,518,212	0.3
1,700,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	1,761,829	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,725,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	$1,619,430	0.3
600,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	530,370	0.1
700,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	673,239	0.1
650,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	624,039	0.1
1,975,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,009,276	0.4
1,625,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	1,694,420	0.4
1,575,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,346,090	0.3
1,450,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,487,961	0.3
435,000		United Rentals North America, Inc., 3.750%, 01/15/2032	406,401	0.1
750,000		United Rentals North America, Inc., 4.875%, 01/15/2028	762,675	0.2
225,000		United Rentals North America, Inc., 5.250%, 01/15/2030	232,443	0.0
900,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	928,058	0.2
			70,479,912	14.7

		Energy: 15.4%
1,900,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	1,974,888	0.4
775,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	775,566	0.2
1,000,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,020,020	0.2
1,250,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	1,278,450	0.3
350,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	379,003	0.1
850,000		Apache Corp., 5.100%, 09/01/2040	858,062	0.2
1,625,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,604,687	0.3
550,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	556,825	0.1
1,400,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,351,952	0.3
700,000	(1)	Baytex Energy Corp., 5.625%, 06/01/2024	701,274	0.1
1,175,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	1,261,721	0.3
1,300,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,322,061	0.3
600,000	(1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	628,503	0.1
1,360,000		Callon Petroleum Co., 6.125%, 10/01/2024	1,355,097	0.3
1,175,000		Callon Petroleum Co., 6.375%, 07/01/2026	1,169,824	0.2
1,675,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	1,776,522	0.4
610,000	(1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	571,936	0.1
1,200,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,239,264	0.3
2,150,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	2,163,502	0.5
1,825,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,821,952	0.4
775,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	798,634	0.2
500,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	516,255	0.1
125,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	131,610	0.0
1,175,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,234,238	0.3
1,030,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,031,802	0.2
1,025,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,006,632	0.2
625,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	600,181	0.1
1,100,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	1,055,131	0.2
1,500,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,546,342	0.3
2,150,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,148,323	0.4
1,425,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,467,458	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	$502,845	0.1
650,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	664,105	0.1
900,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	850,770	0.2
800,000	(1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	801,040	0.2
700,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	701,820	0.1
900,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	905,625	0.2
1,575,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,545,225	0.3
2,200,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,021,866	0.4
1,025,000		Murphy Oil Corp., 5.875%, 12/01/2027	1,044,731	0.2
1,325,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,380,272	0.3
1,315,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,284,821	0.3
590,000		Nabors Industries, Inc., 5.100%, 09/15/2023	604,302	0.1
500,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	520,220	0.1
1,300,000	(1)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	1,334,170	0.3
2,525,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,365,395	0.5
1,825,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	1,923,367	0.4
2,500,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	2,871,875	0.6
1,150,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,362,571	0.3
1,200,000	(1)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	1,203,096	0.2
300,000		Southwestern Energy Co., 4.750%, 02/01/2032	300,044	0.1
1,625,000		Southwestern Energy Co., 5.375%, 02/01/2029	1,647,539	0.3
325,000		Southwestern Energy Co., 5.375%, 03/15/2030	330,740	0.1
1,391,000	(1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	1,403,394	0.3
1,300,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,227,200	0.3
455,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	429,839	0.1
1,150,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,061,220	0.2
600,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	581,685	0.1
900,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	949,338	0.2
1,195,313	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,185,266	0.2
2,075,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	1,805,250	0.4
1,825,000	(1)	Weatherford International Ltd., 8.625%, 04/30/2030	1,855,140	0.4
1,700,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,726,996	0.4
			73,739,482	15.4

		Financial: 7.5%
900,000		Ally Financial, Inc., 5.750%, 11/20/2025	947,204	0.2
1,350,000	(1)	AmWINS Group, Inc., 4.875%, 06/30/2029	1,297,755	0.3
1,300,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,251,815	0.3
1,550,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,429,604	0.3
1,650,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,542,007	0.3
1,675,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,753,155	0.4
545,000	(1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	506,169	0.1
675,000	(1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	645,678	0.1
1,075,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,073,377	0.2
1,525,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,440,225	0.3
600,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	570,221	0.1
300,000	(1)	LPL Holdings, Inc., 4.375%, 05/15/2031	290,697	0.1
1,150,000	(1)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,132,037	0.2
300,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	295,321	0.1
665,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	670,962	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	$799,102	0.2
650,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	575,624	0.1
1,100,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,036,101	0.2
1,125,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,145,250	0.2
1,525,000	(1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,413,461	0.3
1,575,000		Navient Corp., 4.875%, 03/15/2028	1,450,477	0.3
850,000		Navient Corp., 5.000%, 03/15/2027	811,159	0.2
300,000		Navient Corp., 7.250%, 09/25/2023	312,032	0.1
575,000	(2)	OneMain Finance Corp., 4.000%, 09/15/2030	508,237	0.1
2,100,000		OneMain Finance Corp., 5.375%, 11/15/2029	2,043,846	0.4
1,325,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	1,258,240	0.3
575,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	529,719	0.1
1,550,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,463,882	0.3
1,225,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,134,571	0.2
575,000	(1)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	558,523	0.1
1,875,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,743,750	0.4
625,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	563,775	0.1
1,075,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	1,003,684	0.2
1,350,000	(1),(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,271,970	0.3
1,315,000	(1)	XHR L.P., 4.875%, 06/01/2029	1,279,022	0.3
			35,748,652	7.5

		Industrial: 8.7%
1,750,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,603,332	0.3
1,575,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,518,040	0.3
375,000	(1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	349,815	0.1
1,000,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	985,500	0.2
1,750,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,711,456	0.4
1,830,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,830,229	0.4
885,000	(1)	Clark Equipment Co., 5.875%, 06/01/2025	896,332	0.2
1,425,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,297,448	0.3
1,525,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,404,639	0.3
775,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	717,336	0.1
1,075,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	1,037,837	0.2
1,300,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,211,385	0.2
1,425,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,295,966	0.3
1,275,000	(1)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,346,649	0.3
1,475,000	(1)	II-VI, Inc., 5.000%, 12/15/2029	1,443,914	0.3
1,600,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	1,542,880	0.3
750,000	(1),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	754,939	0.2
1,475,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,456,563	0.3
1,200,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,177,458	0.2
807,000	(1)	Maxar Space Robotics LLC, 9.750%, 12/31/2023	860,387	0.2
1,725,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,741,991	0.4
1,725,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,611,788	0.3
1,075,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,003,781	0.2
1,100,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,131,180	0.2
1,350,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,250,849	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,450,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	$1,270,932	0.3
775,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	710,830	0.1
1,325,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,369,971	0.3
950,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	939,142	0.2
925,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	942,335	0.2
340,000	(1)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	337,693	0.1
900,000		TransDigm, Inc., 4.625%, 01/15/2029	842,612	0.2
825,000		TransDigm, Inc., 5.500%, 11/15/2027	819,840	0.2
1,125,000		TransDigm, Inc., 6.375%, 06/15/2026	1,136,588	0.2
1,300,000	(1)	Vertiv Group Corp., 4.125%, 11/15/2028	1,187,940	0.2
1,250,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,154,313	0.2
			41,893,890	8.7

		Technology: 2.9%
1,300,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,293,181	0.3
1,650,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,585,031	0.3
1,150,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,144,923	0.2
750,000	(1)	Minerva Merger Sub, Inc., 6.500%, 02/15/2030	728,535	0.2
2,100,000	(1)	NCR Corp., 5.125%, 04/15/2029	2,021,344	0.4
350,000	(1)	Open Text Corp., 3.875%, 02/15/2028	336,179	0.1
1,150,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,092,730	0.2
575,000	(1)	OpenText Corp., 3.875%, 12/01/2029	547,161	0.1
1,300,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,201,766	0.2
1,550,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,347,741	0.3
1,400,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,329,860	0.3
1,600,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	1,491,208	0.3
			14,119,659	2.9

		Utilities: 0.9%
170,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	156,731	0.0
1,200,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,207,254	0.3
1,150,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,164,634	0.2
550,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	553,603	0.1
1,250,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,250,375	0.3
			4,332,597	0.9

	Total Corporate Bonds/Notes
	(Cost $464,775,947)		454,900,559	94.8

BANK LOANS: 1.2%
		Electronics/Electrical: 0.8%
1,900,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 6.250%, (US0001M + 5.500%), 09/01/2027	1,891,293	0.4
430,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 6.000%, (US0001M + 5.500%), 02/27/2026	426,909	0.1
1,450,000		Quest Software US Holdings Inc. 2022 Term Loan, 4.750%, (SOFRRATE + 4.250%), 02/01/2029	1,430,322	0.3
			3,748,524	0.8

		Health Care: 0.1%
560,069		Bausch Health Companies Inc. 2018 Term Loan B, 3.457%, (US0001M + 3.000%), 06/02/2025	556,394	0.1

		Technology: 0.3%
1,300,000		Ascend Learning LLC TL B 1L, 6.250%, (US0001M + 5.750%), 11/16/2029	1,286,187	0.3

	Total Bank Loans
	(Cost $5,595,406)		5,591,105	1.2

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
350,000		DISH Network Corp., 3.375%, 08/15/2026	315,700	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: (continued)
		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	$302	0.0

	Total Convertible Bonds/Notes
	(Cost $797,904)		316,002	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.3%
72,000	(6),(7)	Southeastern Grocers, Inc.	1,692,000	0.3

		Energy: 0.0%
2	(7)	Amplify Energy Corp.	11	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,104	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	743	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	13	0.0

	Total Common Stock
	(Cost $517,977)		1,697,860	0.3

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–

	Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
		Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $471,687,234)		462,505,526	96.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
		Commercial Paper: 2.9%
900,000		American Electric Power Co., 1.000%, 05/09/2022	$899,037	0.2
1,700,000		Consolidated Edison Company, 0.660%, 04/12/2022	1,699,631	0.4
2,000,000		Entergy Corp., 0.490%, 04/01/2022	1,999,973	0.4
2,800,000		Fiserv, Inc., 0.560%, 04/04/2022	2,799,829	0.6
4,000,000		HP, Inc., 0.850%, 04/25/2022	3,997,667	0.8
2,500,000		PPG Industries, Inc., 0.740%, 04/18/2022	2,499,087	0.5

	Total Commercial Paper
	(Cost $13,893,967)		13,895,224	2.9

		Repurchase Agreements: 4.6%
5,528,300	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $5,528,344, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,638,866, due 04/25/22-12/20/71)	5,528,300	1.2
2,612,822	(10)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $2,612,846, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,665,110, due 04/19/22-02/15/52)	2,612,822	0.5
5,292,629	(10)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $5,292,673, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,398,482, due 04/05/22-04/01/52)	5,292,629	1.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,528,269	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $5,528,314, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $5,638,834, due 04/26/22-03/20/52)	$5,528,269	1.1
3,297,551	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $3,297,581, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,363,504, due 01/15/25-02/15/51)	3,297,551	0.7

	Total Repurchase Agreements
	(Cost $22,259,571)		22,259,571	4.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
560,000	(10),(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	560,000	0.1
413,000	(10),(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	413,000	0.1
519,000	(10),(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	519,000	0.1
	Total Mutual Funds
	(Cost $1,492,000)		1,492,000	0.3

	Total Short-Term Investments
	(Cost $37,645,538)		37,646,795	7.8

	Total Investments in Securities (Cost $509,332,772)		$500,152,321	104.2
	Liabilities in Excess of Other Assets		(20,091,412)	(4.2)
	Net Assets		$480,060,909	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2022.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
US0001M	1-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Consumer Staples	–	–	1,692,000	1,692,000
Energy	11	–	5,093	5,104
Health Care	743	–	–	743
Information Technology	13	–	–	13
Total Common Stock	767	–	1,697,093	1,697,860
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	454,900,559	–	454,900,559
Convertible Bonds/Notes	–	316,002	–	316,002
Other	–	–	–	–
Bank Loans	–	5,591,105	–	5,591,105
Short-Term Investments	1,492,000	36,154,795	–	37,646,795
Total Investments, at fair value	$1,492,767	$496,962,461	$1,697,093	$500,152,321

At March 31, 2022, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
		$–	$–

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $509,616,431.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,273,230
Gross Unrealized Depreciation	(17,737,340)
Net Unrealized Depreciation	$(9,464,110)